Organization and Basis of Presentation - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,934,742		¥ 4,586,405		$ 852,472
Short-term investments	4,579,313		6,061,832		657,777
Accounts receivable, net	3,627,749		2,889,234		521,094
Total current assets	20,272,838		19,853,443		2,912,011
Non-current assets:
Fixed assets, net	1,754,367		1,618,147		251,999
Long-term investments	2,982,154		2,572,040		428,360
Operating lease assets	722,742		0		103,815	¥ 587,000
Total non-current assets	24,519,712		24,906,255		3,522,035
Total assets	44,792,550		44,759,698		6,434,046
Current liabilities:
Accounts and notes payable	8,212,449		10,162,366		1,179,644
Customer advances and deferred revenue	3,081,407		2,195,283		442,615
Long-term loans, current portion	736,814		83,720		105,837
Operating lease liabilities, current portion	125,412		0		18,014	175,000
Others	1,183,439		935,910		169,990
Total current liabilities	20,173,166		19,812,356		2,897,692
Non-current liabilities:
Operating lease liabilities	402,732		0		57,849	¥ 223,000
Other non-current liabilities	232,555		57,551		33,404
Total non-current liabilities	14,904,452		6,791,779		2,140,891
Revenues	28,993,658	$ 4,164,678	24,989,116	¥ 17,378,350
Net loss	(10,276,739)	(1,476,162)	(9,061,231)	(3,736,932)
Net cash provided by/(used for) operating activities	3,906,227	561,094	2,884,186	4,011,784
Net cash used for investing activities	(11,749,571)	(1,687,720)	(20,949,094)	(10,660,674)
Net cash (used for)/provided by financing activities	7,880,306	1,131,934	23,474,959	6,561,110
Variable Interest Entities
Current assets:
Cash and cash equivalents	882,743		614,929		126,798
Short-term investments	169,565		763,310		24,356
Accounts receivable, net	2,839,945		2,426,175		407,933
Others	3,927,386		3,185,767		564,134
Total current assets	7,819,639		6,990,181		1,123,221
Non-current assets:
Fixed assets, net	856,116		840,609		122,973
Long-term investments	2,130,467		2,133,476		306,022
Operating lease assets	649,273				93,262
Others	9,992,629		10,664,091		1,435,352
Total non-current assets	13,628,485		13,638,176		1,957,609
Total assets	21,448,124		20,628,357		3,080,830
Current liabilities:
Accounts and notes payable	4,193,022		5,285,801		602,290
Customer advances and deferred revenue	2,982,011		2,115,296		428,339
Long-term loans, current portion	732,213		56,000		105,176
Operating lease liabilities, current portion	95,905				13,776
Accrued expenses and other liabilities	3,181,906		3,218,856		457,052
Others	908,408		648,323		130,485
Total current liabilities	12,093,465		11,324,276		1,737,118
Non-current liabilities:
Operating lease liabilities	364,853				52,408
Other non-current liabilities	1,567,977		1,434,506		225,226
Total non-current liabilities	1,932,830		1,434,506		277,634
Amounts due to the Company and its subsidiaries	13,583,317		12,409,340		1,951,121
Total liabilities	27,609,612		25,168,122		$ 3,965,873
Revenues	26,887,129	3,862,094	22,982,783	16,389,778
Net loss	(3,329,772)	(478,292)	(2,749,657)	(609,387)
Net cash provided by/(used for) operating activities	(4,305,955)	(618,512)	4,548,220	5,356,540
Net cash used for investing activities	(3,609,845)	(518,522)	(6,671,588)	(4,687,804)
Net cash (used for)/provided by financing activities	¥ 8,180,387	$ 1,175,039	¥ 2,202,196	¥ (848,300)